OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INCOME
Schedule of other income

($ millions)	2020	2019

Energy trading activities

Gains recognized in earnings	126	185

Losses on inventory valuation	(25)	(7)

Short-term commodity risk management	49	(30)

Investment and interest income	94	89

Insurance proceeds(1)	96	431

Other	50	(23)

	390	645

(1)

2020 includes insurance proceeds for MacKay River within the Oil Sands segment and 2019 includes insurance proceeds for Syncrude and Libyan assets within the Oil Sands segment and Exploration and Production segment, respectively.